10. STOCK OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Option Activity

Activity under the 2016 and 2006 Plan is summarized as follows:

	Number of Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance December 31, 2017	737,000	$0.85	7.75	0.00
Option granted	–	$–
Options cancelled	(50,000)	$1.40
Options exercised	(240,000)	0.05
Balance December 31, 2018	447,000	$0.79	6.68	0.00
Option granted	–	–
Options cancelled	–	$–
Options exercised	–	$–
Balance December 31, 2019	447,000	$0.79	5.68	0.00
Option granted	–	–
Options cancelled	–	$–
Options exercised	(10,000)	$0.05
Balance December 31, 2020	437,000	$0.81	3.80	0.00

Exercisable at December 31, 2020	437,000	$0.81	3.80	0.00